Segment Financial Information	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment Financial Information	SEGMENT FINANCIAL INFORMATION
PEMEX’s primary business is the exploration and extraction of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. Following the dissolution of the subsidiary entities on March 19, 2025 and pursuant to the New Organic Statute, in force since June 1, 2025, as of June 30, 2026 and 2025, PEMEX’s operations are now conducted through six segments:

•Exploration and Extraction;
•Industrial Processes;
•Energy Transformation;
•Deer Park;
•the Trading Companies; and
•Other Operating Subsidiary Companies.

The primary sources of revenue for PEMEX’s business segments are as described below:
•The Exploration and Extraction segment (formerly Exploration and Production) earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Crude oil export sales are made through the agent subsidiary company PMI CIM, to 12 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is transferred to the Industrial Processes segment. Additionally, it receives income from drilling services, and servicing and repairing wells.
•The Industrial Processes segment (formerly Industrial Transformation) earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the Comisión Federal de Electricidad (Federal Electricity Commission, or “CFE”) and a significant portion of jet fuel produced to the Aeropuertos y
Servicios Auxiliares (Airports and Auxiliary Services Agency or "ASA"). The refining segment’s most important products are different types of gasoline and diesel.
•The Energy Transformation segment (previously included in the Industrial Transformation segment) earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics, ammonia, fertilizers and its derivatives.
•The Deer Park segment includes DPRLP’s operations, generates revenues from sales of distillates and gasoline in the U.S. market.
•The Trading Companies segment, which consists of PMI CIM, PMI NASA, PMI Trading, MGAS and SLYRE (the “Trading Companies”), earns revenues from trading crude oil, gas and petroleum and petrochemical products in international markets.
•The segment related to the Other Operating Subsidiary Companies provides transportation and storage of crude oil, petroleum products and petrochemicals, administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance services to PEMEX’s subsidiary companies with industrial activities. As of March 19, 2025 this segment includes the Logistics and Corporate activities, previously reported as separate segments.
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the six-month period ended June 30, 2026	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	96,646,114	322,336,958	33,550,169	119,122,133	287,959,699	15,487,056	—	Ps.	875,102,129
Intersegment	482,056		180,519,439	2,796,066	8,003,669	229,021,369	28,845,834	(449,668,433)	—
Services income	12,556		71,044	19,937	—	601,294	332,007	—	1,036,838
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	—		497,902	3,205,654	—	—	(4,402,726)	—	(699,170)
Cost of sales	157,376,803		217,688,703	32,917,804	110,757,741	510,238,521	64,265,911	(446,220,477)	647,025,006
Transfer of goods and services	(79,621,142)		65,065,528	26,130,763	—	—	(21,677,425)	10,102,276	—
Gross income (loss)	19,385,065		220,671,112	(19,476,741)	16,368,061	7,343,841	(2,326,315)	(13,550,232)	228,414,791
Distribution, transportation and sale expenses	232,013		5,558,064	2,926,115	—	755,061	(25,513)	(1,776,107)	7,669,633
Administrative expenses	16,593,225		20,396,583	4,466,130	895,047	1,646,719	52,759,456	(335,383)	96,421,777
Transfer of services	23,017,106		20,785,661	892,371	—	—	(33,297,002)	(11,398,136)	—
Other revenue	1,521,218		1,229,236	607,893	40,274	409,891	377,445	—	4,185,957
Other expenses	2,925,722		118,213	513,668	13,915	6,349	(17,040)	(40,501)	3,520,326
Operating income	(21,861,783)		175,041,827	(27,667,132)	15,499,373	5,345,603	(21,368,771)	(105)	124,989,012
Welfare oil duty	116,951,434		—	—	—	—	—	—	116,951,434
Operating income (loss) after Welfare oil duty	(138,813,217)		175,041,827	(27,667,132)	15,499,373	5,345,603	(21,368,771)	(105)	8,037,578
Financing income	19,416,394		183,022	12,096	335,230	441,780	47,174,345	(53,676,537)	13,886,330
Financing (cost)	66,068,672		1,701,920	127,957	15,904	1,628,226	62,010,660	(53,676,642)	77,876,697
Derivative financial instruments (cost) income, net	(8,209,538)		—	—	(1,894,052)	(1,577,805)	(652,884)	—	(12,334,279)
Foreign exchange income (loss), net	51,771,478		7,859,381	519,995	—	(749,172)	(19,070,030)	—	40,331,652
Profit (loss) sharing in associates	212,042		(360,965)	360,965	—	12,954,791	32,168,531	(44,954,303)	381,061
Total taxes and other	—		—	—	16,265	80,179	297,778	—	394,222
Net (loss) income	Ps.	(141,691,513)	181,021,345	(26,902,033)	13,908,382	14,706,792	(24,057,247)	(44,954,303)	Ps.	(27,968,577)
Total current assets	433,853,339		556,463,995	27,193,248	50,106,940	234,104,462	2,160,042,676	(2,946,836,699)	514,927,961
Total non-current assets	887,955,133		211,799,591	22,810,294	34,047,318	139,351,156	(120,761,883)	473,547,771	1,648,749,380
Total current liabilities	1,343,915,054		364,244,065	95,548,855	18,131,726	209,352,205	1,785,906,649	(2,946,902,202)	870,196,352
Total long-term liabilities	1,683,905,474		634,155,659	70,287,476	7,694,348	1,178,741	1,619,415,036	(876,766,646)	3,139,870,088
Total equity (deficit)	(1,706,012,056)		(230,136,138)	(115,832,789)	58,328,184	162,924,672	(1,366,040,892)	1,350,379,920	(1,846,389,099)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	73,088,181		3,174,592	341,337	1,668,101	106,889	9,361,719	—	87,740,819
Depreciation of rights of use	198,735		800,598	1,323,607	297,144	437,247	321,612	—	3,378,943
Net periodic cost of employee benefits	22,267,676		24,960,897	6,010,593	—	900	25,535,172	—	78,775,238
Interest income (1)	27,992		190,483	—	129,927	259,489	4,357,956	—	4,965,847
Interest cost (2)	9,092,257		1,508,545	—	15,904	982,139	47,939,721	—	59,538,566
(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended June 30, 2026	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	64,687,077	189,639,743	16,649,604	70,106,547	158,971,308	9,813,464	—	Ps.	509,867,743
Intersegment	307,960		105,832,979	1,447,561	5,478,260	151,977,931	16,525,510	(281,570,201)	—
Services income	6,261		42,261	19,937	—	375,345	131,832	—	575,636
Reversal of impairment (impairment) of wells, pipelines, properties, plant and equipment, net	—		338,935	15,756,229	—	—	(2,472,470)	—	13,622,694
Cost of sales	79,792,480		150,350,954	18,519,816	70,769,776	305,841,427	39,090,082	(280,008,316)	384,356,219
Transfer of goods and services	(6,316,273)		(6,780,292)	16,084,591	—	—	(8,685,603)	5,697,577	—
Gross income (loss)	(8,474,909)		152,283,256	(731,076)	4,815,031	5,483,157	(6,406,143)	(7,259,462)	139,709,854
Distribution, transportation and sale expenses	128,650		2,995,997	1,304,143	—	466,431	(48,767)	(902,603)	3,943,851
Administrative expenses	8,294,982		9,872,859	2,418,532	498,634	848,405	27,747,234	(207,226)	49,473,420
Transfer of services	9,388,220		10,975,519	447,136	—	—	(14,686,719)	(6,124,156)	—
Other revenue	641,188		395,870	386,143	33,908	197,260	(373,677)	—	1,280,692
Other expenses	1,825,513		39,400	255,784	13,915	3,139	(19,662)	(27,398)	2,090,691
Operating income (loss)	(27,471,086)		128,795,351	(4,770,528)	4,336,390	4,362,442	(19,771,906)	1,921	85,482,584
Welfare oil duty	69,250,688		—	—	—	—	—	—	69,250,688
Operating income (loss) after Welfare oil duty	(96,721,774)		128,795,351	(4,770,528)	4,336,390	4,362,442	(19,771,906)	1,921	16,231,896
Financing income	255,427		100,338	12,096	188,760	220,692	21,332,922	(19,656,890)	2,453,345
Financing (cost)	40,899,498		769,701	127,957	7,681	748,762	23,813,698	(19,654,967)	46,712,330
Derivative financial instruments (cost) income, net	1,958,570		—	—	(265,375)	299,206	(4,359,412)	—	(2,367,011)
Foreign exchange income (loss), net	58,465,055		11,798,535	519,995	—	(1,048,415)	(20,468,118)	—	49,267,052
Profit (loss) sharing in associates	76,830		18,635	(18,635)	—	5,447,884	59,853,341	(65,186,617)	191,438
Total taxes and other	—		—	—	8,996	915,034	115,975	—	1,040,005
Net income (loss)	Ps.	(76,865,390)	139,943,158	(4,385,029)	4,243,098	7,618,013	12,657,154	(65,186,619)	Ps.	18,024,385
Depreciation and amortization of wells, pipelines, properties, plant and equipment	36,654,525		1,624,445	153,448	805,563	52,932	5,291,731	—	44,582,644
Depreciation of rights of use	91,173		400,299	661,803	148,685	218,954	165,322	—	1,686,236
Net periodic cost of employee benefits	11,133,838		12,225,902	3,259,844	—	(319)	12,768,353	—	39,387,618
Interest income (1)	14,497		109,125	—	88,803	132,780	1,668,918	—	2,014,123
Interest cost (2)	8,295,638		743,472	—	7,681	430,984	23,140,574	—	32,618,349
(1)Included in financing income.
(2)Included in financing cost.

For the six-month period ended June 30, 2025	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	126,009,210	256,729,007	43,014,520	86,773,298	259,927,115	13,669,096	—	Ps.	786,122,246
Intersegment	109,304,916		149,458,896	12,817,193	10,157,247	224,281,594	64,035,152	(570,054,998)	—
Services income	8,345		51,809	3,716	—	757,842	266,567	—	1,088,279
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(37,993,336)		(8,950,886)	6,750,538	—	—	—	—	(40,193,684)
Cost of sales	170,389,112		289,862,435	52,869,419	94,572,264	470,693,725	67,231,106	(557,788,759)	587,829,302
Transfer of goods and services	(90,411,716)		82,804,118	16,970,941	—	—	(8,798,860)	(564,483)	—
Gross income (loss)	117,351,739		24,622,273	(7,254,393)	2,358,281	14,272,826	19,538,569	(11,701,756)	159,187,539
Distribution, transportation and sale expenses	97,720		5,887,396	7,070,774	—	32,468	316,864	(2,137,876)	11,267,346
Administrative expenses	21,791,284		21,519,389	4,347,390	982,592	1,788,577	63,292,687	(9,259,968)	104,461,951
Transfer of services	46,139,526		11,022,651	1,237,460	—	—	(58,001,090)	(398,547)	—
Other revenue	10,915,544		1,094,282	976,148	(180,308)	507,452	3,122,067	—	16,435,185
Other expenses	8,531,303		(1,214,077)	(198,329)	—	5,877	198,191	82,571	7,405,536
Operating income	51,707,450		(11,498,804)	(18,735,540)	1,195,381	12,953,356	16,853,984	12,064	52,487,891
Welfare oil duty	103,067,978		—	—	—	—	—	—	103,067,978
Operating (loss) income after Welfare oil duty	(51,360,528)		(11,498,804)	(18,735,540)	1,195,381	12,953,356	16,853,984	12,064	(50,580,087)
Financing income	19,442,739		193,817	17,727	426,661	695,473	109,510,086	(123,198,918)	7,087,585
Financing cost	83,128,629		21,481,318	1,576,414	71,636	3,496,866	93,300,771	(123,186,854)	79,868,780
Derivative financial instruments income (cost) , net	47,746,601		124,196	—	—	(326,055)	(26,612,337)	—	20,932,405
Foreign exchange (loss) income, net	142,409,542		13,005,044	783,262	—	(223,535)	(36,347,247)	—	119,627,066
Profit (loss) sharing in associates	106,996		—	—	—	9,372,009	52,427,664	(61,540,567)	366,102
Total duties, taxes and other	—		—	—	11,177	1,070,696	294,994	—	1,376,867
Net (loss) income	Ps.	75,216,721	(19,657,065)	(19,510,965)	1,539,229	17,903,686	22,236,385	(61,540,567)	Ps.	16,187,424
Depreciation and amortization of wells, pipelines, properties, plant and equipment	63,624,507		3,282,488	311,066	1,527,687	139,530	4,512,674	—	73,397,952
Depreciation of rights of use	147,176		1,362,873	476,246	333,115	441,240	306,939	—	3,067,589
Net periodic cost of employee benefits	21,080,428		23,796,800	5,674,891	—	(1,121)	23,728,122	—	74,279,120
Interest income (1)	66,873		196,559	—	142,238	401,099	4,601,820	—	5,408,589
Interest cost (2)	(2,417,123)		1,919,644	—	71,636	2,554,461	70,856,694	—	72,985,312
(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended June 30, 2025	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	54,167,767	131,327,794	20,132,624	44,627,707	131,646,697	9,153,413	—	Ps.	391,056,002
Intersegment	2,146,794		72,386,982	2,066,820	4,085,918	108,406,353	13,616,273	(202,709,140)	—
Services income	912		30,789	2,287	—	394,286	136,746	—	565,020
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(28,964,956)		(10,865,572)	5,257,172	—	—	—	—	(34,573,356)
Cost of sales	87,222,437		87,689,472	15,756,588	47,311,295	235,542,289	34,360,873	(201,008,473)	306,874,481
Transfer of goods and services	(56,277,312)		48,669,714	16,970,941	—	—	(8,798,859)	(564,484)	—
Gross income (loss)	(3,594,608)		56,520,807	(5,268,626)	1,402,330	4,905,047	(2,655,582)	(1,136,183)	50,173,185
Distribution, transportation and sale expenses	41,069		579,589	6,635,523	—	17,778	249,007	(500,311)	7,022,655
Administrative expenses	8,254,385		8,744,443	4,017,994	581,534	1,094,248	35,230,366	(376,893)	57,546,077
Transfer of services	46,139,526		11,022,652	1,237,460	—	—	(58,001,090)	(398,548)	—
Other revenue	1,370,753		575,033	249,850	31,431	250,813	1,595,181	—	4,073,061
Other expenses	(2,556,795)		(1,104,786)	(2,595,414)	—	2,860	6,890,103	141,285	777,253
Operating (loss) income	(54,102,040)		37,853,942	(14,314,339)	852,227	4,040,974	14,571,213	(1,716)	(11,099,739)
Welfare oil duty	47,225,596		—	—	—	—	—	—	47,225,596
Operating (loss) income after Welfare oil duty	(101,327,636)		37,853,942	(14,314,339)	852,227	4,040,974	14,571,213	(1,716)	(58,325,335)
Financing income	459,577		95,278	8,049	209,431	342,085	31,291,696	(30,087,683)	2,318,433
Financing cost	31,491,427		920,156	243,197	34,764	1,530,749	34,336,018	(30,089,399)	38,466,912
Derivative financial instruments income (cost) , net	22,412,164		66,358	—	—	48,999	(3,442,676)	—	19,084,845
Foreign exchange income (loss), net	153,814,581		15,932,366	1,867,270	—	(200,661)	(36,728,501)	—	134,685,055
Profit (loss) sharing in associates	106,996		—	—	—	3,490,571	76,153,177	(79,451,943)	298,801
Total duties, taxes and other	—		—	—	9,175	(48,318)	117,674	—	78,531
Net income (loss)	Ps.	43,974,255	53,027,788	(12,682,217)	1,017,719	6,239,537	47,391,217	(79,451,943)	Ps.	59,516,356
Depreciation and amortization of wells, pipelines, properties, plant and equipment	32,587,239		1,684,453	150,247	706,214	69,531	2,296,248	—	37,493,932
Depreciation of rights of use	71,547		669,795	238,123	164,093	380,473	164,455	—	1,688,486
Net periodic cost of employee benefits	10,368,100		9,576,172	4,937,157	—	(2,679)	11,605,573	—	36,484,323
Interest income (1)	23,111		97,263	—	72,220	198,028	1,817,572	—	2,208,194
Interest cost (2)	(987,293)		998,958	—	34,764	1,080,519	33,473,579	—	34,600,527
(1)Included in financing income.
(2)Included in financing cost.

As of December 31, 2025	Exploration and Extraction	Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	358,461,569	390,453,024	(2,875,722)	25,532,702	207,960,075	1,734,731,765	(2,212,027,373)	502,236,040
Total non-current assets	937,978,665	223,288,730	11,621,051	36,183,453	130,083,074	(46,660,527)	424,736,525	1,717,230,971
Total current liabilities	1,170,640,890	319,308,368	102,346,767	7,500,117	184,622,246	1,460,294,877	(2,211,936,205)	1,032,777,060
Total long-term liabilities	1,690,119,743	629,488,968	65,770,049	4,519,381	1,107,814	1,646,039,669	(944,549,503)	3,092,496,121
Total equity (deficit)	(1,564,320,399)	(335,055,582)	(159,371,487)	49,696,657	152,313,089	(1,418,263,308)	1,369,194,860	(1,905,806,170)